ACCOUNTING STANDARDS AND BASIS OF PREPARATION - ECL Sensitivity (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 6,751,939
Financial assets	$ 133,142,903	$ 206,213,605
Reported ECL Coverage	7.13%
Favorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 6,702,980
Expected credit loss rate	7.07%
Unfavorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 6,779,811
Expected credit loss rate	7.15%
Gross carrying amount
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Financial assets	$ 94,761,950